Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Abstract]
Provision for doubtful accounts	$ 149,510	$ 177,330
Vessels' salvage value per lightweight ton	$ 300
Useful life	30 years
Adjustments for New Accounting Pronouncement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, Cumulative effect change on Other Assets	$ 486,925
Change in accounting principle, Cumulative effect change on Current Portion of Long-term debt	$ 486,925